Consolidated Statements of Change in Shareholders Deficit - USD ($)	Common Stock	Additional Paid-In Capital	Retained Earnings	Total
Balance at year end (in Shares) at Dec. 31, 2016	242,777,909
Balance at year end at Dec. 31, 2016	$ 242,777	$ 48,212,548	$ (71,686,050)	$ (23,230,725)
Imputed interest		(103,859)		(103,859)
Stock options granted as compensation		200,230		200,230
Net loss for the year			(2,842,025)	(2,842,025)
Balance at year end (in Shares) at Dec. 31, 2017	242,777,909
Balance at year end at Dec. 31, 2017	$ 242,777	48,308,919	(74,528,075)	(25,976,379)
Imputed interest		122,183		122,183
Stock options granted as compensation		1,581,343		1,581,343
Net loss for the year			(4,122,133)	(4,122,133)
Balance at year end (in Shares) at Dec. 31, 2018	242,777,909
Balance at year end at Dec. 31, 2018	$ 242,777	50,012,445	(78,650,208)	(28,394,986)
Issuance of common stock for exercise of stock options (in Shares)	26,000,000
Issuance of common stock for exercise of stock options	$ 26,000	39,000		65,000
Imputed interest		122,488		122,488
Stock options granted as compensation		6,124,769		6,124,769
Net loss for the year			(9,005,537)	$ (9,005,537)
Balance at year end (in Shares) at Dec. 31, 2019	268,777,909			268,777,909
Balance at year end at Dec. 31, 2019	$ 268,777	$ 56,298,702	$ (87,655,745)	$ (31,088,266)
Net loss for the year				$ (1,983,342)
Balance at year end (in Shares) at Jun. 30, 2020				270,777,909
Balance at year end at Jun. 30, 2020				$ (32,520,224)